SUBSEQUENT EVENTS (Details Narrative) - USD ($)											9 Months Ended		12 Months Ended
	Nov. 14, 2022	Nov. 01, 2022	Oct. 31, 2022	Oct. 26, 2022	Oct. 18, 2022	Oct. 11, 2022	Feb. 16, 2022	Jan. 31, 2022	Jan. 26, 2022	Jan. 21, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2022
Subsequent Event [Line Items]
Repayment of debt											$ 45,000	$ 35,000	$ 50,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	5,974,335	9,236,212	6,510,348	5,487,951	4,782,778	2,907,240	3,924,443	4,569,059		3,935,417
Debt conversion, converted instrument, amount	$ 150,000	$ 250,000	$ 150,000	$ 150,000	$ 150,000	$ 100,000	$ 250,000	$ 250,000		$ 250,000
Interest Payable	$ 1,151	$ 301	$ 28,384	$ 370	$ 658	$ 1,753	$ 1,164	$ 42,877		$ 2,260
Repayment of debt									$ 40,000
Subsequent Event [Member] | Yorkville Advisors [Member]
Subsequent Event [Line Items]
Debt eliminated, amount															$ 7,850,000
Convertible debenture															$ 8,000,000